UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2023

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth ETF
Congress SMid Growth ETF

ANNUAL REPORT
October 31, 2023

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Performance Information	4
Sector Allocations	9
Schedules of Investments
Large Cap Growth ETF	10
SMid Growth ETF	12
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	28
Expense Examples	29
Approval of Investment Advisory Agreement	31
Trustees and Executive Officers	34
Additional Information	40
Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period November 1, 2022 to October 31, 2023

Dear Fellow Shareholders:

General Market Commentary:

2023 will be remembered as the year the pandemic induced economic haze began to lift. As the year progressed, life increasingly returned to a more normal pace. Supply chain constraints eased, helping to alleviate some of the inflationary pressure. The US consumer’s resilience buoyed the economy and Gross Domestic Product (GDP) continued to expand, reaching 5.2% real annualized growth in the third quarter. The economy looks likely to end 2023 in relatively good health and we remain cautiously optimistic on the economic prospects of 2024.

Source: Bureau of Economic Analysis

The year began with elevated recession concerns as 2022 saw the Federal Reserve (Fed) hike rates at the fastest pace on record and inflation remained at concerning levels. Consensus estimates predicted over a 65% chance of recession by the end of the year, with some outlets pegging that number at 100%. The first quarter proved to be a financial rollercoaster. A record January for stocks, driven largely by a handful of large tech companies, gradually eroded amidst stubborn inflation metrics and hawkish Fed rhetoric. The failure of Silicon Valley Bank, forced closure of Signature Bank, and takeover of First Republic Bank caught markets off-guard and led to a sharp rise in risk-off sentiment.

A larger financial contagion failed to develop and the risk-off environment was relatively short-lived. In May the debt ceiling crisis drove shorter term yields and interest rate volatility higher, though equity markets seemed largely unconcerned. Washington’s ultimate passage of the Fiscal Responsibility Act eased the risk of a US default. The Act also signaled the end of pandemic-induced fiscal spending programs.

The Federal Reserve Board continued to raise short term interest rates, finally pausing in July. Market derived longer term interest rates spiked in late summer as investors grew wary of the potential for higher-for-longer interest rates and the auto workers’ strike. This sentiment persisted going into the fourth quarter, and 10-year US Treasury yields peaked at almost 5%, the highest level in over 15 years. Third quarter corporate earnings marked the first quarter of positive earnings growth in a year, but market reaction was largely negative as companies by and large guided future earnings lower.

As the calendar year draws to a close, the latest Consumer Price Index readings indicate that the rate of inflation continues to fall, cementing the hope that we have seen the last of the Fed rate hikes for this cycle. While uncertainty abounds, we anticipate moderate growth in 2024. The concerns du jour do not present long term risks to the consumer or the economy as the continued strength of the labor market offsets many short-term challenges. There have been signs of cooling recently, but so far there is little evidence that employment has weakened as unemployment rates and layoffs remain near historic lows. Consumer spending has held up as a result and is tracking in-line with its positive, pre-pandemic trend. Oil prices, a concern throughout the year, have fallen from recent peaks as record US output offsets OPEC production cuts and other geopolitical concerns.

Source: Bureau of Labor Statistics

A bigger, longer-term fundamental issue is the overall level of interest rates. The United States has continued to finance growth with government debt. The Congressional Budget Office (CBO) projects debt as a percent of GDP to grow to almost 200% over the next 30 years, with interest expense as a percent of GDP to more than triple. This may constrain government spending in unforeseen ways and force market interest rates higher.

Source: Congressional Budget Office, data to the right of the dotted line is projected.

Stock market valuations are dependent on a resumption in corporate earnings growth and longer-term prospects for inflation and interest rates. While inflationary pressures eased, corporate profits did not keep pace with GDP growth. In the face of this dichotomy, the U.S. stock market offered divergent returns. Large companies, as measured by the S&P 500, returned 10.7% year-to-date through October, driven mainly by large technology companies while indices structured to capture smaller companies paled in comparison. The small capitalization Russell 2000 Growth returned -2.9% while the Russell Mid Cap Growth returned 4.3%.

Volatility may increase in 2024 as conflicting inflation readings impact investor sentiment. Companies will need to manage through these headwinds by focusing on long term returns on capital. Congress’s focus has always been on high quality, established growth companies which we believe offer the best prospect for weathering volatile environments and providing longer term capital appreciation.

Performance Highlights and Portfolio Commentary:

CONGRESS LARGE CAP GROWTH ETF	Ticker Symbol
(“Large Cap Growth ETF”)	Retail Share: CAML

For the fiscal year ended October 31, 2023 (inception date: 8/21/23), the Large Cap Growth ETF returned -2.95%. This compares with a return of -3.28% for the Russell 1000 Growth (“the index) during the period, which serves as the Fund’s benchmark.

Contributors and Detractors to Performance
Components that positively affected the Fund’s performance were security selection in Information Technology, Health Care, and Finance. Allocation in Materials, Communications, and Information Technology were the primary detractors from performance.

The stocks that contributed the most to relative performance were Arista Networks and Synopsys.

•
Arista Networks is a communication network provider that is differentiated by a highly elastic and programmable open platform. The company is benefiting from strong demand for its core networking products as cloud providers continue to build out their data center and enterprise networks to accommodate explosive growth in data.

•
Synopsys provides electronic design automation software used in designing and testing semi-conductors. The company is experiencing an acceleration of growth driven by robust chip design activity. Design activity is being propelled by the secular trends of higher complexity and integration of chips in new markets.

The stocks that detracted most from relative performance were Microsoft and Quanta Services.

•
Microsoft has a broad portfolio of I.T. products and is viewed as a critical/indispensable I.T. vendor. The co. has seen an acceleration in revenue accompanied by expanding operating margins driven by use of it’s Azure cloud-based services and their A.I. services. The company remains a beneficiary of several secular trends. An underweight position of 3.25% vs. 11.37% in the benchmark negatively impacted performance as the security returned 4.85% during the period.

•
PWR engages in the provision of infrastructure solutions for the power, energy, and communications sectors. Higher interest rates have negatively impacted capital spending for PWR’s core utility customers. Furthermore, sentiment in the co.’s renewable business has been adversely affected by the cancellation of a handful of off-shore wind farms.

Performance Highlights and Portfolio Commentary:

CONGRESS SMID GROWTH ETF	Ticker Symbol
(“SMid Growth ETF”)	Retail Share: CSMD

For the fiscal year ended October 31, 2023 (inception date: 8/21/23), the SMid Growth ETF returned -9.28%. This compares with a return of -9.90% for the Russell 2500 Growth (“the index) during the period, which serves as the Fund’s benchmark.

Contributors and Detractors to Performance
Elements positively affecting the Fund’s performance included strong stock selection in the Healthcare, Materials, and Consumer Discretionary. Stock selection in Industrials and Information Technology sectors hindered performance.

The stocks that contributed the most to relative performance were Comfort Systems and CyberArk.

•
Comfort Systems builds, installs, maintains, repairs, and replaces mechanical, electrical, and plumbing systems throughout the U.S. The company’s solid organic growth, profitability expansion , and free cash flow is primarily driven by strength in its end markets. Solid backlog will provide visibility towards continued growth over the near term.

•
CyberArk is a leading provider of cyber security software primarily in the area of privileged access management. Subscription growth acceleration has been driven by increased momentum from new and existing customers. The company is well positioned to benefit from the increased demand for cybersecurity.

The stocks that detracted the most from relative performance were Lattice Semiconductor. and Insulet.

•
Lattice Semiconductor designs, develops, and markets field-programmable gate arrays (FPGA) and associated software for three primary markets: communications and computing, industrial and automotive, and consumer. Softness in the auto and industrial end markets pressured the stock’s performance. Strong product cycles coupled with new product launches continue to generate significant design wins going forward.

•
Insulet offers insulin pump therapy for diabetes treatment. Concerns have arisen due to the introduction of weight loss medications, which may impact the progression of Type 2 diabetics toward insulin therapy. There’s also concern that more effective GLP-1 therapies could reduce insulin usage in Type 2 patients who currently rely on it. The company continues to generate very strong growth from its latest new product launch as it continues to take share from competitive pumps and converts patients from multiple daily injections.

In Closing:
As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Nancy Huynh
Large Cap Growth	SMid Growth

Past performance is not a guarantee of future results.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility. Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Indexes are unmanaged and it is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. For complete list of Fund holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC.

The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

The Russell 1000 Growth Index measures the performance of the Large cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-to-value ratios and higher forecasted growth values.

Free Cash Flow is the money a company has left over after paying its operating expenses (OpEx) and capital expenditures (CapEx).

The Russell 2500 Growth Index measures the performance of those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Growth Index measures the performance of the Mid cap growth segment of the US equity universe. It includes those Russell Midcap companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000 Growth Index measures the performance of the small cap growth segment of the US equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Value of $10,000 vs. Russell 1000® Growth Index

Annualized Returns for the periods ended October 31, 2023

	Since Inception	Ending Value
	(8/21/23)	(10/31/2023)
Large Cap Growth ETF Fund at NAV	-2.95%	$9,705
Large Cap Growth ETF Fund at Market	-2.93%	$9,707
Russell 1000® Growth Index	-3.28%	$9,672

This chart illustrates the performance of a hypothetical $10,000 investment made on August 21, 2023 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

SMID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Value of $10,000 vs. Russell 2500® Growth Index

Annualized Returns for the periods ended October 31, 2023

	Since Inception	Ending Value
	(8/21/23)	(10/31/2023)
SMid Growth ETF Fund at NAV	-9.28%	$9,072
SMid Growth ETF Fund at Market	-9.24%	$9,076
Russell 2500® Growth Index	-9.90%	$9,010

This chart illustrates the performance of a hypothetical $10,000 investment made on August 21, 2023 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

CONGRESS FUNDS

SECTOR ALLOCATIONS at October 31, 2023 (Unaudited)

Large Cap Growth ETF

Sector	Percent of Net Assets
Information Technology	31.8%
Health Care	17.1%
Consumer Discretionary	12.1%
Financials	8.7%
Industrials	7.1%
Communication Services	6.7%
Materials	6.0%
Consumer Staples	4.9%
Energy	4.6%
Cash [1]	1.0%
Total	100.0%

SMid Growth ETF

Sector	Percent of Net Assets
Industrials	21.9%
Health Care	21.2%
Information Technology	20.1%
Consumer Discretionary	11.0%
Consumer Staples	8.8%
Energy	4.5%
Materials	4.5%
Financials	2.5%
Real Estate	1.9%
Cash [1]	3.6%
Total	100.0%

[1]	Includes Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH ETF

SCHEDULE OF INVESTMENTS at October 31, 2023

Shares		Value
COMMON STOCKS: 98.6%

Aerospace & Defense: 1.9%
540	Northrop Grumman
	Corp.	$254,572

Automobiles: 2.2%
1,458	Tesla, Inc. [1]	292,825

Broadline Retail: 2.6%
2,538	Amazon.com, Inc. [1]	337,782

Capital Markets: 3.7%
1,188	CME Group, Inc. –
	Class A	253,590
756	Moody’s Corp.	232,848
		486,438

Chemicals: 2.0%
1,080	Sherwin-Williams Co.	257,267

Communications Equipment: 2.8%
1,837	Arista
	Networks, Inc. [1]	368,080

Construction Materials: 1.9%
594	Martin Marietta
	Materials, Inc.	242,910

Consumer Staples Distribution
& Retail: 2.7%
648	Costco
	Wholesale Corp.	357,981

Electrical Equipment: 3.1%
1,944	Eaton Corp. PLC	404,177

Financial Services: 2.8%
1,566	Visa, Inc. – Class A	368,167

Ground Transportation: 2.0%
702	Old Dominion
	Freight Line, Inc.	264,415

Health Care Equipment
& Supplies: 6.7%
5,292	Boston
	Scientific Corp. [1]	270,897
3,964	Dexcom, Inc. [1]	352,122
972	Intuitive
	Surgical, Inc. [1]	254,878
		877,897

Health Care Providers
& Services: 2.9%
702	UnitedHealth
	Group, Inc.	375,963

Health Care Technology: 2.0%
1,350	Veeva Systems,
	Inc. – Class A [1]	260,159

Hotels, Restaurants
& Leisure: 2.6%
2,322	Darden
	Restaurants, Inc.	337,921

Household Products: 2.2%
1,890	Procter & Gamble Co.	283,557

Insurance: 2.1%
1,189	Arthur J Gallagher
	& Co.	279,998

Interactive Media & Services: 5.1%
2,808	Alphabet, Inc. –
	Class A [1]	348,416
1,040	Meta Platforms,
	Inc. – Class A [1]	313,321
		661,737

IT Services: 2.3%
1,026	Accenture PLC –
	Class A	304,814

Media: 1.6%
3,024	Trade Desk, Inc. –
	Class A [1]	214,583

Metals & Mining: 2.2%
8,424	Freeport-McMoRan
	Copper & Gold, Inc.	284,563

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH ETF

SCHEDULE OF INVESTMENTS at October 31, 2023 (Continued)

Shares		Value
COMMON STOCKS: 98.6% (Continued)

Oil, Gas & Consumable Fuels: 4.6%
1,026	Chevron Corp.	$149,519
1,890	Pioneer Natural
	Resources Co.	451,710
		601,229

Pharmaceuticals: 5.5%
756	Eli Lilly & Co.	418,771
1,890	Zoetis, Inc.	296,730
		715,501

Semiconductors & Semiconductor
Equipment: 5.8%
1,135	NVIDIA Corp.	462,853
1,728	NXP
	Semiconductors NV	297,959
		760,812

Software: 16.9%
702	Adobe, Inc. [1]	373,506
702	Intuit, Inc.	347,455
1,350	Microsoft Corp.	456,449
594	Roper
	Technologies, Inc.	290,211
594	ServiceNow, Inc. [1]	345,619
864	Synopsys, Inc. [1]	405,596
		2,218,836

Specialty Retail: 4.6%
324	O’Reilly
	Automotive, Inc. [1]	301,463
1,080	The Home Depot, Inc.	307,465
		608,928

Technology Hardware, Storage
& Peripherals: 3.8%
2,916	Apple, Inc.	497,965

TOTAL COMMON STOCKS
(Cost $12,964,586)		12,919,077

SHORT-TERM INVESTMENTS: 0.9%

Money Market Funds: 0.9%
122,851	First American
	Treasury
	Obligations Fund –
	Class X, 5.275% [2]	122,851
TOTAL SHORT-TERM
INVESTMENTS
(Cost $122,851)		122,851
TOTAL INVESTMENTS
IN SECURITIES: 99.5%
(Cost $13,087,437)		13,041,928
Other Assets in Excess
of Liabilities: 0.5%		59,652
TOTAL NET
ASSETS: 100.0%		$13,101,580

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

SMID GROWTH ETF

SCHEDULE OF INVESTMENTS at October 31, 2023

Shares		Value
COMMON STOCKS: 96.1%

Aerospace & Defense: 2.6%
1,465	Curtiss-Wright
	Corp.	$291,257

Biotechnology: 1.7%
5,561	Halozyme
	Therapeutics,
	Inc. [1]	188,351

Building Products: 1.8%
7,950	AZEK Co., Inc. [1]	208,290

Capital Markets: 1.1%
600	MarketAxess
	Holdings, Inc.	128,250

Communications
Equipment: 1.6%
5,454	Calix, Inc. [1]	180,636

Construction &
Engineering: 7.3%
3,000	Comfort Systems
	USA, Inc.	545,549
1,400	Valmont
	Industries, Inc.	275,674
		821,223

Construction Materials: 2.4%
8,300	Summit Materials,
	Inc. [1]	273,070

Consumer Staples Distribution
& Retail: 2.9%
4,750	BJ’s Wholesale Club
	Holdings, Inc. [1]	323,570

Containers & Packaging: 2.1%
1,350	Avery Dennison Corp.	234,995

Distributors: 2.2%
800	Pool Corp.	252,616

Electronic Equipment,
Instruments & Components: 4.9%
1,650	CDW Corp.	330,660
600	Teledyne
	Technologies, Inc. [1]	224,754
		555,414

Energy Equipment &
Services: 2.4%
5,900	Cactus, Inc.	276,946

Food Products: 2.3%
6,863	Simply Good
	Foods Co. [1]	255,921

Ground Transportation: 2.0%
6,150	Werner
	Enterprises, Inc.	223,368

Health Care Equipment
& Supplies: 9.5%
700	Cooper Cos., Inc.	218,224
5,250	Envista
	Holdings Corp. [1]	122,168
1,450	Insulet Corp. [1]	192,227
1,300	STERIS PLC	272,974
1,700	UFP Technologies,
	Inc. [1]	265,063
		1,070,656

Health Care Providers
& Services: 1.8%
7,320	Option Care
	Health, Inc. [1]	202,984

Hotels, Restaurants
& Leisure: 3.2%
1,824	Choice Hotels
	International, Inc.	201,552
2,550	Papa John’s
	International, Inc.	165,801
		367,353

Industrial REITs: 1.9%
4,000	Terreno Realty Corp.	213,120

Insurance: 1.3%
450	Kinsale Capital
	Group, Inc.	150,260

Life Sciences Tools
& Services: 5.7%
1,800	Medpace
	Holdings, Inc. [1]	436,806
1,575	Repligen Corp. [1]	211,932
		648,738

The accompanying notes are an integral part of these financial statements.

SMID GROWTH ETF

SCHEDULE OF INVESTMENTS at October 31, 2023 (Continued)

Shares		Value
COMMON STOCKS: 96.1% (Continued)

Oil, Gas & Consumable Fuels: 2.0%
6,463	Range Resources
	Corp.	$231,634

Personal Care Products: 3.6%
4,450	e.l.f Beauty, Inc. [1]	412,204

Pharmaceuticals: 2.5%
4,800	Prestige Consumer
	Healthcare, Inc. [1]	284,928

Professional Services: 8.2%
2,750	Exponent, Inc.	201,548
5,300	KBR, Inc.	308,195
900	Paycom Software, Inc.	220,473
3,850	WNS Holdings
	Ltd. – ADR [1]	209,132
		939,348

Semiconductors & Semiconductor
Equipment: 4.1%
3,350	Entegris, Inc.	294,934
3,152	Lattice Semiconductor
	Corp. [1]	175,283
		470,217

Software: 9.5%
1,900	CyberArk
	Software Ltd. [1]	310,916
2,350	PTC, Inc. [1]	329,987
2,650	SPS Commerce, Inc. [1]	424,900
		1,065,803

Specialty Retail: 5.5%
1,600	Tractor Supply Co.	308,096
2,095	Williams-Sonoma, Inc.	314,753
		622,849
TOTAL COMMON STOCKS
(Cost $11,150,575)		10,894,001

SHORT-TERM INVESTMENTS: 3.7%

Money Market Funds: 3.7%
425,133	First American
	Treasury
	Obligations Fund –
	Class X, 5.275% [2]	425,133
TOTAL SHORT-TERM
INVESTMENTS
(Cost $425,133)		425,133
TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $11,575,708)		11,319,134
Other Assets in Excess
of Liabilities: 0.2%		20,278
TOTAL NET
ASSETS: 100.0%		$11,339,412

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2023

	Large Cap	SMid
	Growth ETF	Growth ETF
ASSETS
Investments in unaffiliated securities, at value
(Cost $13,087,437 and $11,575,708, respectively)	$13,041,928	$11,319,134
Receivables:
Fund shares sold	4,090,194	3,619,830
Dividends and interest	1,764	1,371
Prepaid expenses	104	104
Total assets	17,133,990	14,940,439

LIABILITIES
Payables:
Investment payable	4,030,672	3,599,478
Investment advisory fees, net	1,738	1,549
Total liabilities	4,032,410	3,601,027
NET ASSETS	$13,101,580	$11,339,412

COMPONENTS OF NET ASSETS
Paid-in capital	$13,152,129	$11,598,562
Total distributable (accumulated) earnings (losses)	(50,549)	(259,150)
Total net assets	$13,101,580	$11,339,412

Net Asset Value (unlimited shares authorized):
Net assets	$13,101,580	$11,339,412
Shares of beneficial interest issued and outstanding	540,000	500,000
Net asset value, offering price, and redemption price per share	$24.26	$22.68

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Period Ended October 31, 2023

	Large Cap	SMid
	Growth ETF [1]	Growth ETF [1]
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of $24 and $—, respectively)	$3,017	$1,786
Interest	370	873
Total investment income	3,387	2,659

EXPENSES
Investment advisory fees	2,589	2,429
Total expenses	2,589	2,429
Net investment income (loss)	798	230

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Unaffiliated investments	(5,838)	(2,806)
Net realized gain (loss) on investments	(5,838)	(2,806)
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(45,509)	(256,574)
Change in net unrealized appreciation/depreciation	(45,509)	(256,574)
Net realized and unrealized gain (loss) on investments	(51,347)	(259,380)
Net increase (decrease) in net assets resulting from operations	$(50,549)	$(259,150)

[1]	Fund commenced operations on August 21, 2023.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH ETF

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
October 31, 2023 [1]
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$798
Net realized gain (loss) on investments	(5,838)
Change in net unrealized appreciation/depreciation on investments	(45,509)
Net increase (decrease) in net assets resulting from operations	(50,549)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived
from net change in outstanding shares	13,152,129
Total increase (decrease) in net assets
from capital share transactions	13,152,129
Total increase (decrease) in net assets	13,101,580

NET ASSETS
Beginning of period	—
End of period	$13,101,580

[2]	Summary of share transactions is as follows:

	Period Ended
	October 31, 2023 [1]
	Shares	Amount
Retail Class:
Shares sold	540,000	$13,152,129
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	540,000	$13,152,129

[1]	Congress Large Cap Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

SMID GROWTH ETF

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
October 31, 2023 [1]
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$230
Net realized gain (loss) on investments	(2,806)
Change in net unrealized appreciation/depreciation on investments	(256,574)
Net increase (decrease) in net assets resulting from operations	(259,150)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived
from net change in outstanding shares	11,598,562
Total increase (decrease) in net assets
from capital share transactions	11,598,562
Total increase in net assets	11,339,412

NET ASSETS
Beginning of period	—
End of period	$11,339,412

[2]	Summary of share transactions is as follows:

	Period Ended
	October 31, 2023 [1]
	Shares	Amount
Retail Class:
Shares sold	500,000	$11,598,562
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	500,000	$11,598,562

[1]	Congress SMid Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

Period Ended
October 31,
2023 [1]
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.01
Net realized and unrealized gain (loss) on investments	(0.75)
Total from investment operations	(0.74)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period	$24.26
Total return	(2.95)%[4]

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$13.1
Portfolio turnover rate	7%[4,5]

RATIOS:
Expenses to average net assets	0.65%[3]
Net investment income (loss) to average net assets	0.20%[3]

[1]	Congress Large Cap Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.
[2]	Calculated based on the average number of shares outstanding.
[3]	Annualized.
[4]	Not annualized.
[5]	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

SMID GROWTH ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

Period Ended
October 31,
2023 [1]
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.00 [6]
Net realized and unrealized gain (loss) on investments	(2.32)
Total from investment operations	(2.32)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period	$22.68
Total return	(9.28)%[4]

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$11.3
Portfolio turnover rate	1%[4,5]

RATIOS:
Expenses to average net assets	0.68%[3]
Net investment income (loss) to average net assets	0.06%[3]

[1]	Congress SMid Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.
[2]	Calculated based on the average number of shares outstanding.
[3]	Annualized.
[4]	Not annualized.
[5]	Excludes impact of in-kind transactions.
[6]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023

NOTE 1 – ORGANIZATION

Large Cap Growth ETF and SMid Growth ETF (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Large Cap Growth ETF and SMid Growth ETF commenced operations on August 21, 2023.

Large Cap Growth ETF’s investment objective is to seek long-term capital growth. SMid Growth ETF’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Effective September 8, 2022, the Board approved Congress Asset Management Company, LLP (the “Advisor”), as the Funds’ valuation designee under Rule 2a-5.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2023. See the Schedules of Investments for industry breakouts.

Large Cap Growth ETF
	Level 1	Level 2	Level 3	Total
Common Stocks	$12,919,077	$—	$—	$12,919,077
Short-Term Investments	122,851	—	—	122,851
Total Investments
in Securities	$13,041,928	$—	$—	$13,041,928

SMid Growth ETF
	Level 1	Level 2	Level 3	Total
Common Stocks	$10,894,001	$—	$—	$10,894,001
Short-Term Investments	425,133	—	—	425,133
Total Investments
in Securities	$11,319,134	$—	$—	$11,319,134

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

As of the period ended October 31, 2023, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Short-Term
	Capital Loss	Post-October	Late-Year
	Carry-Forward	Losses	Losses
Large Cap Growth ETF	$5,816	$—	$—
SMid Growth ETF	$2,806	$—	$—

As of October 31, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2023, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2023, no reclassifications were made.

K.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 202203 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on their financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that are designed to require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments became effective January 24, 2023 and have a compliance date of July 24, 2024.

L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth ETF	0.65%
SMid Growth ETF	0.68%

The advisory fees incurred during the period ended October 31, 2023, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the period ended October 31, 2023, are paid by the Advisor.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities and in-kind transactions, for the period ended October 31, 2023, were as follows:

Fund	Purchases	Sales/Maturities	Purchases In-Kind
Large Cap Growth ETF	$396,279	$339,224	$12,913,368
SMid Growth ETF	214,140	65,141	11,004,413

There were no purchases or sales of long-term U.S. Government securities for the period ended October 31, 2023.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended October 31, 2023, as applicable, were as follows:

Large Cap Growth ETF:
2023
Distributions paid from:
Ordinary income	$—
Long-term capital gain [1]	—
$—
SMid Growth ETF:
2023
Distributions paid from:
Ordinary income	$—
Long-term capital gain [1]	—
$—

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal period ended October 31, 2023, were as follows 2:

	Large Cap	SMid
	Growth ETF	Growth ETF
Cost of investments	$13,087,459	$11,575,708
Gross tax unrealized appreciation	161,987	143,311
Gross tax unrealized depreciation	(207,518)	(399,885)
Net unrealized appreciation (depreciation)	(45,531)	(256,574)
Undistributed ordinary income	798	230
Undistributed long-term capital gain	—	—
Total distributable earnings	798	230
Other accumulated gains (losses)	(5,816)	(2,806)
Total distributable (accumulated)
earnings (losses)	$(50,549)	$(259,150)

[2]	The differences between book and tax basis were primarily due to wash sales.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Funds issue and redeem Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress ETF Funds

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Large Cap Growth ETF and Congress SMid Growth ETF (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2023, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period of August 21, 2023 (commencement of operations) through October 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2023, the results of their operations, the changes in their net assets and the financial highlights for the period of August 21, 2023 (commencement of operations) through October 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2023

CONGRESS FUNDS

EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/21/2023 – 10/31/2023).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited) (Continued)

Large Cap Growth ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/21/2023	10/31/2023	8/21/2023-10/31/2023 [1]
Actual	$1,000.00	$ 981.90	$1.25

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/21/2023	10/31/2023	8/21/2023-10/31/2023 [2]
Hypothetical (5% annual
return before expenses)	1,000.00	1,023.94	1.28

[1]
The actual expenses are equal to the Large Cap Growth ETF’s annualized net expense ratio of 0.65% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 71/365 (to reflect the period from August 21, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

[2]
Hypothetical expenses are equal to the annualized expense ratio for the most recent six-month period of 0.65% (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SMid Growth ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/21/2023	10/31/2023	8/21/2023-10/31/2023 [3]
Actual	$1,000.00	$ 970.50	$1.30

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/21/2023	10/31/2023	8/21/2023-10/31/2023 [4]
Hypothetical (5% annual
return before expenses)	1,000.00	1,023.88	1.34

[3]
The actual expenses are equal to the SMid Growth ETF’s annualized net expense ratio of 0.68% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 71/365 (to reflect the period from August 21, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

[4]
Hypothetical expenses are equal to the annualized expense ratio for the most recent six-month period of 0.68% (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on May 18-19, 2023, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for each of the Congress Large Cap Growth ETF and the Congress SMid Growth ETF (each, a “Fund” and together, the “Funds”), each a new series of Professionally Managed Portfolios with Congress Asset Management (the “Adviser”). At this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services to be provided by the Adviser to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees discussed the nature, extent and quality of the Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of the day-to-day management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser that would be involved in the day-to-day activities of the Funds. The Board reviewed the proposed services the Adviser would provide to the Funds, including services that extended beyond portfolio management and the receipt of any additional fees by the Adviser or its affiliates. The Board considered the structure of the Adviser’s compliance procedures and the trading capability of the Adviser. After reviewing the Adviser’s compliance policies and procedures, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws. The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.

2.
The Fund’s historical performance and the overall performance of the Adviser. As each Fund was newly created, the Board was unable to review the performance of the Funds. The Trustees further noted that while each Fund is a new Fund without any prior performance, the

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Large Cap Growth ETF will be managed with substantially similar investment strategy as a corresponding series in the Trust that is operated as a mutual fund. The Board considered the investment performance of the corresponding series.

3.
Costs of Services Provided and Profits Realized by the Adviser. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” The Board noted the importance of the fact that the proposed advisory fee for each New Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Trustees considered the management fees and expenses of the Large Cap Growth ETF in comparison to the advisory fees and other fees and expenses of other existing series of the Trust, noting that, as compared to the other series of the Trust that is operated as a mutual fund, the Fund has a unitary management fee structure which will cover most of the ordinary operating expenses of the Fund. The Trustees noted that because the Adviser would be assuming many of the operating expenses of the Fund, the total expense ratio for the Fund is substantially lower than that of the corresponding mutual fund series of the Trust. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

4.
Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of each Fund grows. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, as it had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Trustees discussed the likely overall profitability of the Adviser from managing each Fund. In assessing possible profitability, the Trustees reviewed the Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser from advising the Funds. The Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable. The Board therefore determined that the Advisory Agreement would be in the best interests of the Funds and their shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr	Trustee	Indefinite	Retired; Chair of	2	Independent
(born 1955)		Term;	the Governing		Director,
c/o U.S. Bank Global		Since	Council, Independent		Muzinich BDC,
Fund Services		November	Directors Council		Inc. (2019 to
615 E. Michigan Street		2018.	(since 2020);		present);
Milwaukee, WI 53202	Chair-	Indefinite	formerly, President,		Independent
	person	Term;	owner of a registered		Trustee for the
		Since	investment adviser,		William Blair
		February	Productive Capital		Funds (2013
		2023.	Management, Inc.		to present)
			(2010 to 2013);		(18 series).
formerly, Chief
Administrative
Officer, Senior Vice
President and Senior
Managing Director
of Allegiant Asset
Management
Company (merged
with PNC Capital
Advisors, LLC in
2009); formerly,
Chief Administrative
Officer, Chief
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Eric W. Falkeis	Trustee	Indefinite	Chief Growth	2	Interested
(born 1973)		Term;	Officer, Tidal		Trustee, Tidal
c/o U.S. Bank Global		Since	Financial Group		ETF Trust II
Fund Services		September	(2022 to present);		(2022 to
615 E. Michigan Street		2011.	Chief Executive		present)
Milwaukee, WI 53202			Officer, Tidal ETF		(7 series);
			Services LLC		Independent
			(2018 to present);		Director,
			formerly, Chief		Muzinich BDC,
			Operating Officer,		Inc. (2019 to
			Direxion Funds		present);
			(2013 to 2018);		Interested
			formerly, Senior		Trustee, Tidal
			Vice President and		ETF Trust
			Chief Financial		(2018 to
			Officer (and other		Present)
			positions), U.S.		(36 series);
			Bancorp Fund		Former
			Services, LLC		Interested
			(1997 to 2013).		Trustee,
Direxion Funds
(22 series),
Direxion Shares
ETF Trust
(112 series) and
Direxion
Insurance Trust
(2013 to 2018).
Steven J. Paggioli	Trustee	Indefinite	Consultant;	2	Independent
(born 1950)		Term;	formerly, Executive		Director,
c/o U.S. Bank Global		Since	Vice President,		Muzinich BDC,
Fund Services		May 1991.	Investment Company		Inc. (2019 to
615 E. Michigan Street			Administration, LLC		present);
Milwaukee, WI 53202			(mutual fund		Independent
			administrator).		Trustee, AMG
Funds (1993
to present)
(42 series).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Ashi S. Parikh	Trustee	Indefinite	Investment	2	Board of
(born 1966)		Term;	professional; formerly,		Directors
c/o U.S. Bank Global		Since	Chief Executive and		Member,
Fund Services		June	Chief Investment		Investment
615 E. Michigan Street		2020.	Officer and various		Working Group,
Milwaukee, WI 53202			other positions,		The Ohio State
			RidgeWorth		University
			Investments, LLC		Endowments
			(global investment		and Foundation
			management firm)		(2016 to
			(2006 to 2017);		present); Board
			formerly, Chief		of Directors,
			Investment Officer		World
			Institutional Growth		Methodist
			Equities, Eagle		Council,
			Asset Management		Investment
			(investment		Committee
			management firm);		(2018 to
			formerly Sr. Managing		present);
			Director, Growth		Independent
			Equities, Banc One		Trustee, PNC
			Investment Advisors		Funds (2018
			(investment		to 2019)
			management firm).		(32 series);
Interested
Trustee,
RidgeWorth
Funds (2014
to 2017)
(35 series).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Cynthia M. Fornelli	Trustee	Indefinite	Independent Director	2	Independent
(born 1960)		Term;	of TriplePoint		Director,
c/o U.S. Bank Global		Since	Venture Growth		TriplePoint
Fund Services		January	BDC Corp.		Private Venture
615 E. Michigan Street		2022.	(2019 to present);		Credit, Inc.
Milwaukee, WI 53202			Retired; formerly,		(2020 to
			Executive Director		present).
of the Center for
Audit Quality
(2007 to 2019);
formerly, Senior
Vice President of
Regulatory Conflicts
Management
at Bank of America
(2005 to 2007);
formerly, Deputy
Director, Division
of Investment
Management with
the U.S. Securities and
Exchange Commission
(1998 to 2005).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Officers of the Trust
Jason F. Hadler	President	Indefinite	Senior Vice	Not	Not
(born 1975)	& Principal	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	Executive	Since	Head of Client
Fund Services	Officer	September	Experience,
615 E. Michigan Street		2021.	U.S. Bank Global
Milwaukee, WI 53202			Fund Services,
since March 2022;
Senior Vice
President and Head
of Fund Services
Fund Administration
Department, U.S.
Bank Global Fund
Services (December
2003 to March 2022).
Carl G. Gee, Esq.	Secretary	Indefinite	Assistant	Not	Not
(born 1990)	& Vice	Term;	Secretary of the	Applicable.	Applicable.
c/o U.S. Bank Global	President	Since	Trust (2020 to 2021);
Fund Services		February	Assistant Vice
615 E. Michigan Street		2021.	President and
Milwaukee, WI 53202			Counsel, U.S.
Bank Global Fund
Services since
August 2016;
Summer Associate,
Husch Blackwell
LLP (2015); Law
Clerk, Brady
Corporation (global
printing systems,
labels and safety
products company)
(2014 to 2015).
Craig Benton	Treasurer	Indefinite	Assistant	Not	Not
(born 1985)	& Vice	Term;	Treasurer of the	Applicable.	Applicable.
c/o U.S. Bank Global	President	Since	Trust (2016 to 2021);
Fund Services		December	Assistant Vice
615 E. Michigan Street		2021.	President, U.S.
Milwaukee, WI 53202			Bank Global Fund
Services since
November 2007.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Kyle J. Buscemi	Assistant	Indefinite	Mutual Funds	Not	Not
(born 1996)	Treasurer	Term;	Administrator,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank Global
Fund Services		June	Fund Services
615 E. Michigan Street		2022.	since June 2018;
Milwaukee, WI 53202			Business
Administration
Student, 2014 to 2018.
Kathryn E. LaPlante	Assistant	Indefinite	Mutual Funds	Not	Not
Johnson	Treasurer	Term;	Administrator,	Applicable.	Applicable.
(born 1998)		Since	U.S. Bank Global
c/o U.S. Bank Global		November	Fund Services
Fund Services		2023.	since June 2020;
615 E. Michigan Street			Business
Milwaukee, WI 53202			Administration
Student, 2017 to 2021.
Gazala Khan	Chief	Indefinite	Vice President	Not	Not
(born 1969)	Compliance	Term;	and Compliance	Applicable.	Applicable.
c/o U.S. Bank Global	Officer	Since	Officer, U.S. Bank
Fund Services	Anti-	November	Global Fund
615 E. Michigan Street	Money	2022.	Services since
Milwaukee, WI 53202	Laundering		July 2022; Chief
	Officer		Compliance Officer
Matthews Asia Fund
(May 2019 to July 15,
2022); Chief
Compliance Officer
GS Trust/VIT (June
2009 to May 2019); Vice
President GSAM (May
2005 to June 2009); Staff
Accountant, SEC
Office of Compliance
Inspection and
Examination
(1999 to 2005).

[1]	All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]	Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth ETF Fund	0.00%
Congress SMid Growth ETF Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2023, was as follows:

Congress Large Cap Growth ETF Fund	0.00%
Congress SMid Growth ETF Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Congress Large Cap Growth ETF Fund	0.00%
Congress SMid Growth ETF Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended October 31 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.congressasset.com. The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that were made to the

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY, LLP
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth ETF
Retail Class
Symbol – CAML
CUSIP – 74316P637

Congress SMid Growth ETF
Retail Class
Symbol – CSMD
CUSIP – 74316P645

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth ETF

	FYE 10/31/2023	FYE 10/31/2022
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A,	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

Congress SMid Growth ETF

	FYE 10/31/2023	FYE 10/31/2022
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    January 8, 2024

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    January 8, 2024

* Print the name and title of each signing officer under his or her signature.